BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of net income attributable to ordinary owners of the Company (diluted)

	2019	2020	2021
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	57,517	33,443	71,975
Net income attributable to ordinary owners of the Company (diluted)	57,517	33,443	71,975

Schedule of weighted average number of shares (diluted)

	2019	2020	2021
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as at December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as at December 31	121,071,209,646	121,071,209,646	121,071,209,646